Other disclosures - Acquisition of businesses - Fair value of recognized assets and liabilities (Details) kr in Millions	Dec. 31, 2024 DKK (kr)
Disclosure of detailed information about business combination [line items]
Know-how	kr 41,102
Intellectual property rights and other intangible assets	363
Property, plant and equipment	25,447
Deferred tax assets (liabilities), net	985
Provisions	(1,084)
Other net assets	1,288
Net identifiable assets acquired	68,101
Goodwill	15,323
Consideration transferred, acquisition-date fair value	83,424
Settlement of pre-existing relationship	(597)
Cash consideration transferred	82,827
Cash acquired	(664)
Cash used for acquisition of businesses; net of cash acquired	82,163
Fill-finish sites (Catalent)
Disclosure of detailed information about business combination [line items]
Know-how	41,102
Intellectual property rights and other intangible assets	311
Property, plant and equipment	24,839
Deferred tax assets (liabilities), net	992
Provisions	(1,084)
Other net assets	1,290
Net identifiable assets acquired	67,450
Goodwill	15,293
Consideration transferred, acquisition-date fair value	82,743
Settlement of pre-existing relationship	(597)
Cash consideration transferred	82,146
Cash acquired	(664)
Cash used for acquisition of businesses; net of cash acquired	81,482
Other acquisitions
Disclosure of detailed information about business combination [line items]
Know-how	0
Intellectual property rights and other intangible assets	52
Property, plant and equipment	608
Deferred tax assets (liabilities), net	(7)
Provisions	0
Other net assets	(2)
Net identifiable assets acquired	651
Goodwill	30
Consideration transferred, acquisition-date fair value	681
Settlement of pre-existing relationship	0
Cash consideration transferred	681
Cash acquired	0
Cash used for acquisition of businesses; net of cash acquired	kr 681